Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
15.	Leases

The Company leased over 500 company-owned stores and office space as of December 31, 2024. Most leases provide for fixed monthly payment and certain leases also include provisions for contingent rent, determined as a percentage of sales.

Generally, the Company does not have renewal options for leases. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of rental expense were summarized as follows:

	For the year ended December 31,
	2024	2023
Operating lease cost	229,718,169	279,526,257
Variable lease cost	20,286,865	22,664,025
Short-term lease cost	-	200,917
Total rental expense	250,005,034	302,391,199

The Company was granted nil and RMB2,971,616 in lease concessions from landlords related to the effects of the COVID-19 pandemic for the years ended December 31, 2024 and 2023. The lease concessions were primarily in the form of rent reduction over the period when the Company’s business was adversely impacted. The Company applied the interpretive guidance in a FASB staff question-and-answer document issued in April 2020 and elected not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and to assume such concession was contemplated as part of the existing lease contract. Such concession was recognized as negative variable lease cost in the period the concession was granted.

Amounts reported in the consolidated balance sheet as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Assets
Operating lease right-of-use assets	493,308,393	785,437,497

Liabilities
Current
Current operating lease liabilities	178,115,199	189,834,647
Non-current
Non-current operating lease liabilities	380,075,128	653,658,810
Total operating lease liabilities	558,190,327	843,493,457

Other information related to operating leases for the years ended December 31, 2024 and 2023 were as follows:

	For the year ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	204,719,215	256,087,221
Right-of-use assets obtained in exchange for new lease liabilities	16,855,171	151,906,824

	As of December 31,
	2024	2024
Weighted-average remaining lease term (years)	3.45	4.33
Weighted-average discount rate	6.01%	6.23%

Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2024 are as follows:

Operating lease commitments
2025	221,893,350
2026	171,661,494
2027	127,871,950
2028	84,508,746
2029	40,062,445
Thereafter	29,047,903

Total undiscounted lease payments	675,045,888

Less: imputed interest	(116,855,561)

Total lease liabilities	558,190,327